Quarterly Holdings Report
for

Fidelity® 500 Index Fund

November 30, 2019

UEI-QTLY-0120
1.810737.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	62,544,690	$2,337,921
CenturyLink, Inc.	8,458,651	122,566
Verizon Communications, Inc.	35,397,353	2,132,337
		4,592,824
Entertainment - 1.9%
Activision Blizzard, Inc.	6,566,882	360,062
Electronic Arts, Inc. (a)	2,522,424	254,790
Netflix, Inc. (a)	3,747,273	1,179,117
Take-Two Interactive Software, Inc. (a)	967,711	117,432
The Walt Disney Co.	15,415,902	2,336,742
Viacom, Inc. Class B (non-vtg.)	3,047,676	73,358
		4,321,501
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	2,556,358	3,333,721
Class C (a)	2,593,987	3,385,049
Facebook, Inc. Class A (a)	20,589,395	4,151,646
TripAdvisor, Inc.	916,321	26,024
Twitter, Inc. (a)	6,621,112	204,659
		11,101,099
Media - 1.4%
CBS Corp. Class B	2,805,392	113,282
Charter Communications, Inc. Class A (a)	1,381,499	649,318
Comcast Corp. Class A	38,802,156	1,713,115
Discovery Communications, Inc.:
Class A (a)(b)	1,342,267	44,214
Class C (non-vtg.) (a)	2,977,280	90,867
DISH Network Corp.:
rights 12/9/19 (a)	111,398	76
Class A (a)	2,059,983	70,390
Fox Corp.:
Class A	3,007,431	107,546
Class B	1,420,070	49,674
Interpublic Group of Companies, Inc.	3,342,961	74,882
News Corp.:
Class A	3,285,779	42,321
Class B	1,076,182	14,173
Omnicom Group, Inc.	1,864,380	148,181
		3,118,039
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	2,694,218	211,631

TOTAL COMMUNICATION SERVICES		23,345,094

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Aptiv PLC	2,188,617	205,467
BorgWarner, Inc.	1,769,416	74,404
		279,871
Automobiles - 0.3%
Ford Motor Co.	33,599,014	304,407
General Motors Co.	10,756,895	387,248
Harley-Davidson, Inc. (b)	1,351,566	49,170
		740,825
Distributors - 0.1%
Genuine Parts Co.	1,256,088	131,098
LKQ Corp. (a)	2,639,564	93,124
		224,222
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,726,899	42,102
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	3,438,702	155,017
Chipotle Mexican Grill, Inc. (a)	217,915	177,365
Darden Restaurants, Inc.	1,050,790	124,456
Hilton Worldwide Holdings, Inc.	2,452,969	257,562
Las Vegas Sands Corp.	2,904,790	182,276
Marriott International, Inc. Class A	2,337,103	328,036
McDonald's Corp.	6,499,482	1,264,019
MGM Mirage, Inc.	4,464,856	142,652
Norwegian Cruise Line Holdings Ltd. (a)	1,843,632	98,892
Royal Caribbean Cruises Ltd.	1,471,166	176,569
Starbucks Corp.	10,236,915	874,540
Wynn Resorts Ltd.	831,001	100,426
Yum! Brands, Inc.	2,604,704	262,216
		4,144,026
Household Durables - 0.4%
D.R. Horton, Inc.	2,872,587	158,998
Garmin Ltd.	1,234,897	120,637
Leggett & Platt, Inc. (b)	1,129,838	59,113
Lennar Corp. Class A	2,426,319	144,730
Mohawk Industries, Inc. (a)	513,477	71,563
Newell Brands, Inc.	3,282,914	63,098
NVR, Inc. (a)	29,282	111,034
PulteGroup, Inc.	2,199,424	87,207
Whirlpool Corp.	546,829	78,251
		894,631
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	3,556,221	6,404,043
eBay, Inc.	6,751,481	239,813
Expedia, Inc.	1,199,336	121,924
The Booking Holdings, Inc. (a)	363,822	692,728
		7,458,508
Leisure Products - 0.1%
Hasbro, Inc.	1,079,933	109,829
Multiline Retail - 0.6%
Dollar General Corp.	2,196,540	345,648
Dollar Tree, Inc. (a)	2,024,909	185,198
Kohl's Corp.	1,372,256	64,510
Macy's, Inc. (b)	2,707,224	41,475
Nordstrom, Inc. (b)	928,325	35,434
Target Corp.	4,371,631	546,498
		1,218,763
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	612,299	96,180
AutoZone, Inc. (a)	209,648	246,949
Best Buy Co., Inc.	1,986,514	160,192
CarMax, Inc. (a)(b)	1,414,571	137,581
Gap, Inc.	1,875,967	31,160
L Brands, Inc.	2,011,446	38,499
Lowe's Companies, Inc.	6,606,809	775,045
O'Reilly Automotive, Inc. (a)	654,716	289,568
Ross Stores, Inc.	3,116,700	362,005
The Home Depot, Inc.	9,372,784	2,066,793
Tiffany & Co., Inc.	931,542	124,640
TJX Companies, Inc.	10,342,266	632,223
Tractor Supply Co.	1,023,696	96,678
Ulta Beauty, Inc. (a)	503,924	117,848
		5,175,361
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	1,304,106	48,434
Hanesbrands, Inc. (b)	3,123,351	47,069
NIKE, Inc. Class B	10,707,581	1,001,052
PVH Corp.	637,638	61,825
Ralph Lauren Corp.	448,552	48,148
Tapestry, Inc.	2,474,784	66,547
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,590,586	30,046
Class C (non-vtg.) (a)	1,693,784	29,302
VF Corp.	2,795,425	247,507
		1,579,930

TOTAL CONSUMER DISCRETIONARY		21,868,068

CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	1,552,731	105,306
Constellation Brands, Inc. Class A (sub. vtg.)	1,432,003	266,438
Molson Coors Brewing Co. Class B	1,620,967	81,826
Monster Beverage Corp. (a)	3,307,851	197,876
PepsiCo, Inc.	11,963,611	1,625,017
The Coca-Cola Co.	32,938,117	1,758,895
		4,035,358
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	3,762,260	1,127,963
Kroger Co.	6,849,645	187,269
Sysco Corp.	4,390,783	353,678
Walgreens Boots Alliance, Inc.	6,503,737	387,623
Walmart, Inc.	12,168,702	1,449,171
		3,505,704
Food Products - 1.1%
Archer Daniels Midland Co.	4,780,784	205,239
Campbell Soup Co. (b)	1,446,900	67,382
Conagra Brands, Inc.	4,174,048	120,505
General Mills, Inc.	5,164,783	275,386
Hormel Foods Corp. (b)	2,374,612	105,741
Kellogg Co.	2,130,287	138,724
Lamb Weston Holdings, Inc.	1,246,553	104,686
McCormick & Co., Inc. (non-vtg.)	1,051,388	177,947
Mondelez International, Inc.	12,337,909	648,234
The Hershey Co.	1,272,157	188,483
The J.M. Smucker Co.	979,514	102,937
The Kraft Heinz Co.	5,361,699	163,532
Tyson Foods, Inc. Class A	2,519,801	226,505
		2,525,301
Household Products - 1.7%
Church & Dwight Co., Inc.	2,112,106	148,354
Clorox Co.	1,080,544	160,169
Colgate-Palmolive Co.	7,349,703	498,457
Kimberly-Clark Corp.	2,946,731	401,757
Procter & Gamble Co.	21,413,362	2,613,715
		3,822,452
Personal Products - 0.2%
Coty, Inc. Class A	2,537,510	29,283
Estee Lauder Companies, Inc. Class A	1,892,112	369,851
		399,134
Tobacco - 0.8%
Altria Group, Inc.	15,996,012	795,002
Philip Morris International, Inc.	13,317,186	1,104,394
		1,899,396

TOTAL CONSUMER STAPLES		16,187,345

ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	5,550,385	124,440
Halliburton Co.	7,491,307	157,243
Helmerich & Payne, Inc.	949,972	37,552
National Oilwell Varco, Inc.	3,315,662	74,768
Schlumberger Ltd.	11,854,711	429,141
TechnipFMC PLC	3,598,826	67,802
		890,946
Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	3,230,193	71,969
Cabot Oil & Gas Corp.	3,575,278	56,990
Chevron Corp.	16,246,020	1,902,896
Cimarex Energy Co.	872,258	40,098
Concho Resources, Inc.	1,722,039	124,951
ConocoPhillips Co.	9,495,146	569,139
Devon Energy Corp.	3,470,209	75,963
Diamondback Energy, Inc.	1,392,088	107,664
EOG Resources, Inc.	4,962,840	351,865
Exxon Mobil Corp.	36,216,794	2,467,450
Hess Corp.	2,212,462	137,372
HollyFrontier Corp.	1,297,173	66,869
Kinder Morgan, Inc.	16,650,749	326,521
Marathon Oil Corp.	6,918,642	80,602
Marathon Petroleum Corp.	5,634,203	341,658
Noble Energy, Inc.	4,104,327	85,206
Occidental Petroleum Corp.	7,664,032	295,602
ONEOK, Inc.	3,530,228	250,823
Phillips 66 Co.	3,835,555	440,015
Pioneer Natural Resources Co.	1,428,076	182,565
The Williams Companies, Inc.	10,390,418	236,070
Valero Energy Corp.	3,545,211	338,532
		8,550,820

TOTAL ENERGY		9,441,766

FINANCIALS - 13.1%
Banks - 5.7%
Bank of America Corp.	71,694,403	2,388,858
BB&T Corp.	6,556,466	358,770
Citigroup, Inc.	19,340,583	1,452,865
Citizens Financial Group, Inc.	3,849,072	148,035
Comerica, Inc.	1,293,094	91,047
Fifth Third Bancorp	6,263,607	189,098
First Republic Bank	1,434,022	157,599
Huntington Bancshares, Inc.	8,904,629	132,590
JPMorgan Chase & Co.	27,360,496	3,605,019
KeyCorp	8,610,576	166,959
M&T Bank Corp.	1,144,197	188,495
Peoples United Financial, Inc.	3,871,251	63,876
PNC Financial Services Group, Inc.	3,808,216	583,457
Regions Financial Corp.	8,597,017	143,054
SunTrust Banks, Inc.	3,799,186	269,134
SVB Financial Group (a)	440,445	102,064
U.S. Bancorp	12,262,562	736,122
Wells Fargo & Co.	34,325,624	1,869,373
Zions Bancorp NA	1,524,954	75,912
		12,722,327
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	441,334	37,677
Ameriprise Financial, Inc.	1,119,313	183,422
Bank of New York Mellon Corp.	7,346,343	359,750
BlackRock, Inc. Class A	1,004,843	497,307
Cboe Global Markets, Inc.	950,276	112,988
Charles Schwab Corp.	9,955,556	492,800
CME Group, Inc.	3,062,105	620,781
E*TRADE Financial Corp.	1,946,899	86,248
Franklin Resources, Inc.	2,442,670	67,149
Goldman Sachs Group, Inc.	2,771,059	613,374
Intercontinental Exchange, Inc.	4,784,904	450,594
Invesco Ltd.	3,334,160	58,548
MarketAxess Holdings, Inc.	322,357	130,174
Moody's Corp.	1,390,469	315,178
Morgan Stanley	10,754,761	532,146
MSCI, Inc.	723,321	187,478
Northern Trust Corp.	1,839,133	197,229
Raymond James Financial, Inc.	1,056,582	94,902
S&P Global, Inc.	2,104,423	556,936
State Street Corp.	3,191,439	239,677
T. Rowe Price Group, Inc.	2,013,271	248,760
The NASDAQ OMX Group, Inc.	984,107	103,134
		6,186,252
Consumer Finance - 0.7%
American Express Co.	5,821,220	699,245
Capital One Financial Corp.	4,033,689	403,409
Discover Financial Services	2,724,912	231,263
Synchrony Financial	5,210,463	194,923
		1,528,840
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	16,776,657	3,695,898
Insurance - 2.3%
AFLAC, Inc.	6,330,064	347,141
Allstate Corp.	2,811,727	313,086
American International Group, Inc.	7,452,562	392,452
Aon PLC	2,014,630	410,199
Arthur J. Gallagher & Co.	1,585,716	147,900
Assurant, Inc.	525,182	69,781
Chubb Ltd.	3,897,774	590,435
Cincinnati Financial Corp.	1,290,240	138,120
Everest Re Group Ltd.	349,825	94,894
Globe Life, Inc.	857,058	88,071
Hartford Financial Services Group, Inc.	3,082,672	190,694
Lincoln National Corp.	1,732,392	102,298
Loews Corp.	2,231,958	113,607
Marsh & McLennan Companies, Inc.	4,329,831	467,925
MetLife, Inc.	6,840,028	341,386
Principal Financial Group, Inc.	2,230,049	122,876
Progressive Corp.	5,005,379	365,643
Prudential Financial, Inc.	3,448,931	322,889
The Travelers Companies, Inc.	2,231,242	305,055
Unum Group	1,823,099	56,042
Willis Group Holdings PLC	1,099,711	216,027
		5,196,521

TOTAL FINANCIALS		29,329,838

HEALTH CARE - 14.0%
Biotechnology - 2.1%
AbbVie, Inc.	12,658,222	1,110,506
Alexion Pharmaceuticals, Inc. (a)	1,918,906	218,640
Amgen, Inc.	5,133,115	1,204,845
Biogen, Inc. (a)	1,578,525	473,258
Gilead Sciences, Inc.	10,848,807	729,474
Incyte Corp. (a)	1,523,904	143,491
Regeneron Pharmaceuticals, Inc. (a)	683,583	252,242
Vertex Pharmaceuticals, Inc. (a)	2,196,951	487,174
		4,619,630
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	15,125,283	1,292,455
Abiomed, Inc. (a)	389,147	76,343
Align Technology, Inc. (a)	622,044	172,518
Baxter International, Inc.	4,372,029	358,375
Becton, Dickinson & Co.	2,310,858	597,357
Boston Scientific Corp. (a)	11,914,398	515,298
Danaher Corp. (b)	5,462,395	797,400
Dentsply Sirona, Inc.	1,918,771	108,487
Edwards Lifesciences Corp. (a)	1,778,500	435,626
Hologic, Inc. (a)	2,290,995	117,574
IDEXX Laboratories, Inc. (a)	736,729	185,346
Intuitive Surgical, Inc. (a)	986,390	584,831
Medtronic PLC	11,482,465	1,279,032
ResMed, Inc.	1,228,695	183,813
Stryker Corp.	2,744,983	562,337
Teleflex, Inc.	394,873	139,524
The Cooper Companies, Inc.	423,858	132,706
Varian Medical Systems, Inc. (a)	781,029	104,447
Zimmer Biomet Holdings, Inc.	1,757,132	255,276
		7,898,745
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	1,301,953	114,455
Anthem, Inc.	2,189,540	632,033
Cardinal Health, Inc.	2,564,355	141,116
Centene Corp. (a)	3,539,909	214,058
Cigna Corp.	3,231,029	645,947
CVS Health Corp.	11,135,543	838,172
DaVita HealthCare Partners, Inc. (a)	780,125	55,990
HCA Holdings, Inc.	2,276,961	315,723
Henry Schein, Inc. (a)(b)	1,270,972	87,570
Humana, Inc.	1,156,160	394,516
Laboratory Corp. of America Holdings (a)	834,640	143,800
McKesson Corp.	1,583,389	229,021
Quest Diagnostics, Inc.	1,153,307	122,885
UnitedHealth Group, Inc.	8,111,032	2,270,035
Universal Health Services, Inc. Class B	695,776	97,054
Wellcare Health Plans, Inc. (a)	429,184	138,227
		6,440,602
Health Care Technology - 0.1%
Cerner Corp.	2,724,397	195,040
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,649,451	213,996
Illumina, Inc. (a)	1,258,542	403,690
IQVIA Holdings, Inc. (a)	1,558,429	227,499
Mettler-Toledo International, Inc. (a)	210,769	151,629
PerkinElmer, Inc.	955,567	88,772
Thermo Fisher Scientific, Inc.	3,426,515	1,075,754
Waters Corp. (a)	571,429	126,897
		2,288,237
Pharmaceuticals - 4.4%
Allergan PLC	2,808,450	519,395
Bristol-Myers Squibb Co.	20,065,970	1,142,556
Eli Lilly & Co.	7,272,573	853,436
Johnson & Johnson	22,589,452	3,105,824
Merck & Co., Inc.	21,913,819	1,910,447
Mylan NV (a)	4,432,491	83,242
Perrigo Co. PLC	1,171,460	60,014
Pfizer, Inc.	47,352,642	1,824,024
Zoetis, Inc. Class A	4,083,106	492,096
		9,991,034

TOTAL HEALTH CARE		31,433,288

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.6%
Arconic, Inc.	3,314,120	102,605
General Dynamics Corp.	2,004,380	364,276
Harris Corp.	1,909,317	383,945
Huntington Ingalls Industries, Inc.	354,894	89,316
Lockheed Martin Corp.	2,125,553	831,155
Northrop Grumman Corp.	1,345,774	473,403
Raytheon Co.	2,382,664	518,039
Textron, Inc.	1,979,112	91,514
The Boeing Co.	4,575,784	1,675,561
TransDigm Group, Inc.	423,782	240,327
United Technologies Corp.	6,942,777	1,029,892
		5,800,033
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,163,930	89,448
Expeditors International of Washington, Inc.	1,462,854	109,363
FedEx Corp.	2,058,633	329,484
United Parcel Service, Inc. Class B	5,978,471	715,802
		1,244,097
Airlines - 0.4%
Alaska Air Group, Inc.	1,058,871	73,073
American Airlines Group, Inc.	3,403,162	97,807
Delta Air Lines, Inc.	4,954,378	283,935
Southwest Airlines Co.	4,135,827	238,389
United Continental Holdings, Inc. (a)	1,889,885	175,381
		868,585
Building Products - 0.3%
A.O. Smith Corp.	1,187,338	57,467
Allegion PLC	798,182	95,806
Fortune Brands Home & Security, Inc.	1,198,204	75,798
Johnson Controls International PLC	6,804,488	291,436
Masco Corp.	2,474,526	115,189
		635,696
Commercial Services & Supplies - 0.4%
Cintas Corp.	707,755	181,936
Copart, Inc. (a)	1,718,137	152,914
Republic Services, Inc.	1,807,725	160,255
Rollins, Inc.	1,212,761	43,477
Waste Management, Inc.	3,336,224	376,693
		915,275
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,157,906	106,632
Quanta Services, Inc.	1,219,736	50,790
		157,422
Electrical Equipment - 0.5%
AMETEK, Inc.	1,943,125	192,389
Eaton Corp. PLC	3,598,888	332,897
Emerson Electric Co.	5,272,383	389,418
Rockwell Automation, Inc.	1,003,028	196,433
		1,111,137
Industrial Conglomerates - 1.4%
3M Co.	4,930,125	836,987
General Electric Co.	74,697,998	841,846
Honeywell International, Inc.	6,156,161	1,099,183
Roper Technologies, Inc.	888,938	320,347
		3,098,363
Machinery - 1.6%
Caterpillar, Inc.	4,816,058	697,028
Cummins, Inc.	1,349,999	246,861
Deere & Co.	2,694,319	452,780
Dover Corp.	1,243,054	138,576
Flowserve Corp.	1,134,884	55,269
Fortive Corp.	2,526,310	182,324
IDEX Corp.	648,584	105,551
Illinois Tool Works, Inc.	2,519,049	439,146
Ingersoll-Rand PLC	2,063,531	270,550
PACCAR, Inc.	2,957,511	240,653
Parker Hannifin Corp.	1,099,360	218,542
Pentair PLC	1,453,345	64,456
Snap-On, Inc.	474,678	76,167
Stanley Black & Decker, Inc.	1,299,293	204,950
Westinghouse Air Brake Co.	1,559,748	122,549
Xylem, Inc.	1,537,122	119,142
		3,634,544
Professional Services - 0.3%
Equifax, Inc.	1,034,260	144,424
IHS Markit Ltd. (a)	3,421,771	248,592
Nielsen Holdings PLC	3,095,458	60,516
Robert Half International, Inc.	1,019,007	59,306
Verisk Analytics, Inc.	1,396,096	205,896
		718,734
Road & Rail - 1.0%
CSX Corp.	6,830,727	488,670
J.B. Hunt Transport Services, Inc.	731,643	84,593
Kansas City Southern	858,976	130,925
Norfolk Southern Corp.	2,254,664	436,277
Union Pacific Corp.	6,030,603	1,061,326
		2,201,791
Trading Companies & Distributors - 0.2%
Fastenal Co.	4,912,386	174,488
United Rentals, Inc. (a)	661,389	101,226
W.W. Grainger, Inc.	379,180	120,181
		395,895

TOTAL INDUSTRIALS		20,781,572

INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	465,257	90,786
Cisco Systems, Inc.	36,339,127	1,646,526
F5 Networks, Inc. (a)	515,513	75,115
Juniper Networks, Inc.	2,982,351	74,738
Motorola Solutions, Inc.	1,413,352	236,454
		2,123,619
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	2,543,316	264,505
CDW Corp. (b)	1,237,588	167,136
Corning, Inc.	6,711,032	194,888
FLIR Systems, Inc.	1,163,243	62,303
IPG Photonics Corp. (a)(b)	306,208	43,509
Keysight Technologies, Inc. (a)	1,602,351	171,500
TE Connectivity Ltd.	2,875,886	266,623
		1,170,464
IT Services - 5.5%
Accenture PLC Class A	5,452,566	1,096,838
Akamai Technologies, Inc. (a)	1,411,091	122,934
Alliance Data Systems Corp.	355,384	37,994
Automatic Data Processing, Inc.	3,714,960	634,441
Broadridge Financial Solutions, Inc.	978,123	121,004
Cognizant Technology Solutions Corp. Class A	4,732,609	303,408
DXC Technology Co.	2,258,336	84,304
Fidelity National Information Services, Inc.	5,246,311	724,778
Fiserv, Inc. (a)	4,881,682	567,447
FleetCor Technologies, Inc. (a)	739,159	226,863
Gartner, Inc. (a)	772,259	123,917
Global Payments, Inc.	2,562,692	464,104
IBM Corp.	7,589,583	1,020,419
Jack Henry & Associates, Inc.	661,649	100,531
Leidos Holdings, Inc.	1,154,649	104,888
MasterCard, Inc. Class A	7,638,378	2,232,163
Paychex, Inc.	2,740,183	235,985
PayPal Holdings, Inc. (a)	10,068,672	1,087,517
The Western Union Co.	3,635,342	97,718
VeriSign, Inc. (a)	892,703	170,274
Visa, Inc. Class A	14,774,381	2,726,021
		12,283,548
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	9,288,557	363,647
Analog Devices, Inc.	3,161,586	357,101
Applied Materials, Inc.	7,903,664	457,622
Broadcom, Inc.	3,407,145	1,077,373
Intel Corp.	37,917,340	2,201,102
KLA-Tencor Corp.	1,360,646	222,955
Lam Research Corp.	1,235,703	329,723
Maxim Integrated Products, Inc.	2,330,942	132,094
Microchip Technology, Inc. (b)	2,037,490	192,624
Micron Technology, Inc. (a)	9,447,417	448,847
NVIDIA Corp.	5,212,060	1,129,662
Qorvo, Inc. (a)	1,006,784	104,917
Qualcomm, Inc.	9,774,807	816,685
Skyworks Solutions, Inc.	1,470,674	144,567
Texas Instruments, Inc.	7,993,010	960,840
Xilinx, Inc.	2,164,271	200,801
		9,140,560
Software - 7.0%
Adobe, Inc. (a)	4,153,537	1,285,644
ANSYS, Inc. (a)	718,430	182,977
Autodesk, Inc. (a)	1,879,948	340,083
Cadence Design Systems, Inc. (a)	2,395,512	168,285
Citrix Systems, Inc.	1,056,704	119,207
Fortinet, Inc. (a)	1,213,057	127,504
Intuit, Inc.	2,225,470	576,152
Microsoft Corp.	65,350,018	9,892,683
Nortonlifelock, Inc.	4,874,933	121,386
Oracle Corp.	18,847,031	1,058,072
Salesforce.com, Inc. (a)	7,504,050	1,222,335
ServiceNow, Inc. (a)	1,603,691	453,909
Synopsys, Inc. (a)	1,283,390	181,009
		15,729,246
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	36,357,523	9,716,548
Hewlett Packard Enterprise Co.	11,209,313	177,443
HP, Inc.	12,683,260	254,680
NetApp, Inc.	2,042,152	123,734
Seagate Technology LLC	2,026,591	120,947
Western Digital Corp.	2,537,424	127,709
Xerox Holdings Corp.	1,635,709	63,678
		10,584,739

TOTAL INFORMATION TECHNOLOGY		51,032,176

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,883,398	445,103
Albemarle Corp. U.S. (b)	912,493	59,659
Celanese Corp. Class A	1,056,640	132,682
CF Industries Holdings, Inc.	1,872,824	86,543
Corteva, Inc.	6,410,240	166,794
Dow, Inc.	6,364,135	339,654
DowDuPont, Inc.	6,392,123	414,273
Eastman Chemical Co.	1,183,923	92,784
Ecolab, Inc.	2,138,667	399,225
FMC Corp.	1,112,929	109,023
International Flavors & Fragrances, Inc. (b)	915,139	129,245
Linde PLC	4,622,270	953,158
LyondellBasell Industries NV Class A	2,214,248	204,907
PPG Industries, Inc.	2,019,767	260,227
Sherwin-Williams Co.	701,785	409,232
The Mosaic Co.	3,073,122	58,543
		4,261,052
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	533,885	143,295
Vulcan Materials Co.	1,131,067	160,464
		303,759
Containers & Packaging - 0.4%
Amcor PLC	13,896,753	142,581
Avery Dennison Corp.	719,867	93,849
Ball Corp.	2,832,472	187,113
International Paper Co.	3,376,213	156,454
Packaging Corp. of America	813,712	91,054
Sealed Air Corp.	1,324,050	49,956
WestRock Co.	2,223,945	89,692
		810,699
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	12,433,257	141,490
Newmont Goldcorp Corp.	7,007,902	269,103
Nucor Corp.	2,603,821	146,751
		557,344

TOTAL MATERIALS		5,932,854

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	984,023	159,923
American Tower Corp.	3,793,369	811,895
Apartment Investment & Management Co. Class A	1,333,359	71,695
AvalonBay Communities, Inc.	1,217,978	261,147
Boston Properties, Inc.	1,248,938	173,028
Crown Castle International Corp.	3,567,146	476,785
Digital Realty Trust, Inc.	1,794,102	216,997
Duke Realty Corp.	3,184,001	112,013
Equinix, Inc.	726,607	411,877
Equity Residential (SBI)	3,059,401	260,355
Essex Property Trust, Inc.	572,448	178,707
Extra Space Storage, Inc.	1,116,986	118,456
Federal Realty Investment Trust (SBI)	619,710	81,845
HCP, Inc. (b)	4,251,676	148,298
Host Hotels & Resorts, Inc.	6,329,177	110,697
Iron Mountain, Inc.	2,495,865	80,167
Kimco Realty Corp.	3,728,017	80,600
Mid-America Apartment Communities, Inc.	998,549	135,913
Prologis, Inc.	5,420,782	496,273
Public Storage	1,291,963	272,191
Realty Income Corp.	2,767,073	212,041
Regency Centers Corp.	1,471,794	95,725
SBA Communications Corp. Class A	969,750	229,317
Simon Property Group, Inc.	2,648,562	400,489
SL Green Realty Corp.	91,695	7,824
The Macerich Co. (b)	194,916	5,249
UDR, Inc.	2,589,603	124,430
Ventas, Inc.	3,208,105	187,065
Vornado Realty Trust	1,389,677	89,731
Welltower, Inc.	3,502,926	296,242
Weyerhaeuser Co.	6,425,440	189,615
		6,496,590
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,884,178	164,456

TOTAL REAL ESTATE		6,661,046

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	2,044,820	108,375
American Electric Power Co., Inc.	4,228,399	386,264
Duke Energy Corp.	6,250,827	551,135
Edison International	3,068,182	212,011
Entergy Corp.	1,696,678	197,476
Evergy, Inc.	2,017,244	127,631
Eversource Energy	2,766,235	228,602
Exelon Corp.	8,331,494	369,918
FirstEnergy Corp.	4,623,934	220,515
NextEra Energy, Inc.	4,178,776	977,081
Pinnacle West Capital Corp.	976,855	85,367
PPL Corp.	6,205,349	211,168
Southern Co.	8,941,947	554,311
Xcel Energy, Inc. (b)	4,489,874	276,082
		4,505,936
Gas Utilities - 0.0%
Atmos Energy Corp.	1,007,881	107,803
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	2,162,009	85,897
The AES Corp.	5,713,981	108,051
		193,948
Multi-Utilities - 1.1%
Ameren Corp.	2,107,526	156,652
CenterPoint Energy, Inc.	4,306,574	105,769
CMS Energy Corp.	2,423,684	148,572
Consolidated Edison, Inc.	2,854,283	248,009
Dominion Energy, Inc.	7,038,182	584,943
DTE Energy Co.	1,573,066	196,539
NiSource, Inc.	3,234,875	85,562
Public Service Enterprise Group, Inc.	4,335,233	257,123
Sempra Energy (b)	2,347,254	345,680
WEC Energy Group, Inc.	2,683,871	237,925
		2,366,774
Water Utilities - 0.1%
American Water Works Co., Inc.	1,544,289	186,905

TOTAL UTILITIES		7,361,366

TOTAL COMMON STOCKS
(Cost $130,001,329)		223,374,413
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $25,918)	26,000	25,931
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Cash Central Fund 1.61% (d)	148,130,049	$148,160
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	1,164,758,169	1,164,875
TOTAL MONEY MARKET FUNDS
(Cost $1,313,017)		1,313,035
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $131,340,264)		224,713,379
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(724,531)
NET ASSETS - 100%		$223,988,848

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,509	Dec. 2019	$551,562	$17,798	$17,798

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,212,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8,579
Fidelity Securities Lending Cash Central Fund	5,781
Total	$14,360

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.